Other Liabilities Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Schedule Of Accrued Liabilities [Table Text Block]
Other current liabilities are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Product warranty and recall reserves	$42	$44
Non-income taxes payable	41	41
Income taxes payable	29	38
Restructuring reserves	26	43
Payables to related parties	24	8
Deferred income	21	6
Foreign currency hedges	16	—
Accrued reorganization items	9	97
Accrued interest payable	7	11
Other accrued liabilities	52	77
	$267	$365

Schedule Of Other Non-current Liabilities [Table Text Block]

	December 31
	2011	2010
	(Dollars in Millions)
Income tax reserves	$97	$96
Deferred income	42	20
Non-income taxes payable	41	43
Product warranty and recall reserves	24	31
Other accrued liabilities	21	27
	$225	$217